Sales and Marketing Expense	12 Months Ended
Dec. 31, 2022
Sales and Marketing Expense [Abstract]
Sales and marketing expense

23. Sales and marketing expense

	December 31,	December 31,	December 31,
	2022	2021	2020
Marketing and sales expenses	2,131,696	1,132,864	—
Employee benefits and expenses	249,688	204,157	—
Product samples	—	161,167	—
Total sales and marketing	2,381,384	1,498,218	—